License Agreements - Additional Information (Detail)							1 Months Ended		12 Months Ended
	Nov. 11, 2019 USD ($)	Jul. 05, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jan. 31, 2018 USD ($)	Aug. 31, 2016 USD ($)	Aug. 31, 2016 SGD ($)	Mar. 31, 2019 USD ($)	Feb. 28, 2019 USD ($)	Dec. 31, 2020 USD ($) Warrant Target $ / shares shares	Dec. 31, 2020 SGD ($) Warrant Target shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 USD ($)
Disclosure Of Transactions Between Related Parties [Line Items]
Impairment loss recognized	$ 23,000,000	$ 73,400									$ 23,000,000
Other income									$ 888,046			$ 187,244
Array Biopharma | License Agreements
Disclosure Of Transactions Between Related Parties [Line Items]
Initial upfront payment				$ 12,000,000
Additional payment			$ 11,000,000
Development milestone linked payments estimated			30,000,000
Regulatory milestones linked payments estimated			20,000,000
Commercial milestones linked payments estimated			$ 55,000,000
Almirall | License Agreements
Disclosure Of Transactions Between Related Parties [Line Items]
Agreement date									Dec. 31, 2015	Dec. 31, 2015
Agreement amended date									Mar. 31, 2018	Mar. 31, 2018
CSL Limited | License Agreements
Disclosure Of Transactions Between Related Parties [Line Items]
Regulatory milestones linked payments estimated									$ 95,000,000
First Payment									30,000,000
Sales mile stones linked payments estimated									$ 655,000,000
Hyundai Pharm Co., Ltd. | License Agreements
Disclosure Of Transactions Between Related Parties [Line Items]
Agreement date													Oct. 31, 2015
Option payment received													$ 250,000
Remaining performance obligation													0
Payment to third parties as payment for proceeds from out-licensing agreement													$ 125,000
Hyundai Pharm Co., Ltd. | Buy Back of Rights to Commercialize
Disclosure Of Transactions Between Related Parties [Line Items]
Payment to buy back the rights to commercialize								$ 325,000			325,000
Exploit Technologies Pte Ltd | License Agreements
Disclosure Of Transactions Between Related Parties [Line Items]
License fee capitalized separately as acquired intangible asset					$ 73,400	$ 100,000
Milestone payment receivable upon achievement					$ 8,978,951	$ 12,000,000
Collaboration agreement, term (in years)					3 years	3 years
Nanyang Technological University | License Agreements
Disclosure Of Transactions Between Related Parties [Line Items]
Agreement date									Oct. 31, 2016	Oct. 31, 2016
Number of targets to select | Target									3	3
Number of shares received in exchange for surrender of residual rights | shares									599,445	599,445
Value of shares received in exchange for surrender of residual rights									$ 187,244	$ 255,000
Number of warrants received in exchange for surrender of residual rights | Warrant									599,445	599,445
Subscription price | $ / shares									$ 0.32
Other income												$ 187,244
BioGenetics Co. Ltd | License Agreements
Disclosure Of Transactions Between Related Parties [Line Items]
Initial upfront payment								2,000,000
Remaining performance obligation							$ 0	0
Upfront payment							$ 1,000,000				3,000,000
License Cost											$ 82,259
Percentage of sublicense agreement ceiling							10.00%
Top of Range | CSL Limited | License Agreements
Disclosure Of Transactions Between Related Parties [Line Items]
Percentage of entity's revenue									10.00%	10.00%
Top of Range | BioGenetics Co. Ltd | License Agreements
Disclosure Of Transactions Between Related Parties [Line Items]
Sales mile stones linked payments estimated								$ 11,000,000
Sales and development milestone payments							$ 8,000,000